Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 228,254	$ 192,541
Short term investments - available for sale	86,664	68,046
Accounts receivable, net	359,899	416,229
Unbilled revenue	249,234	192,687
Other receivables	39,146	32,044
Prepayments and other current assets	39,080	35,170
Income taxes receivable	23,188	21,241
Total current assets	1,025,465	957,958
Other Assets:
Property, plant and equipment, net	149,618	148,967
Goodwill	625,518	616,088
Non-current other assets	14,617	13,831
Non-current income taxes receivable	13,473	12,698
Non-current deferred tax asset	27,135	19,691
Intangible assets	48,484	56,610
Total Assets	1,904,310	1,825,843
Current Liabilities:
Accounts payable	7,861	8,696
Payments on account	261,484	272,757
Other liabilities	197,254	190,727
Income taxes payable	20,393	22,226
Total current liabilities	486,992	494,406
Other Liabilities:
Non-current bank credit lines and loan facilities	348,698	348,511
Non-current other liabilities	19,233	23,752
Non-current government grants	943	887
Non-current income taxes payable	14,362	8,482
Non-current deferred tax liability	4,490	4,631
Commitments and contingencies
Total Liabilities	874,718	880,669
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 54,041,414 shares issued and outstanding at June 30, 2017 and 54,530,843 shares issued and outstanding at December 31, 2016	4,662	4,692
Additional paid-in capital	462,674	438,126
Other undenominated capital	896	809
Accumulated other comprehensive income	(61,198)	(86,300)
Retained earnings	622,558	587,847
Total Shareholders' Equity	1,029,592	945,174
Total Liabilities and Shareholders' Equity	$ 1,904,310	$ 1,825,843